Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 7,778,751	S/ 6,890,290
2020
Disclosure of detailed information about borrowings [line items]
Borrowings		235,128
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	104,078
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	137,900	136,908
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,171,241	1,988,369
2024 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,365,532	S/ 4,529,885